                          AMERICAN CENTURY INVESTMENTS
                                4500 MAIN STREET
                          KANSAS CITY, MISSOURI 64111

October 2, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549-4720

Re:      American Century Mutual Funds, Inc. (1933 Act File No. 2-14213)
         (the "Registrant")

Ladies/Gentlemen:

     Please  accept  for  filing  pursuant  to the  Securities  Act of 1933,  as amended,  this  Registration  Statement on Form N-14, the purpose of which is to register  securities of the American Century New Opportunities II Fund, a series of the Registrant, to be issued in connection with the acquisition of the assets of the Kopp Emerging Growth Fund, a series of Kopp Funds, Inc.

     The  Registrant  proposes  that the filing  become  effective no later than
November 1, 2006,  the thirtieth  day after today's  filing date. We believe the
Registration  Statement is  materially  complete,  and we will  appreciate  your efforts to accommodate that timetable if possible.

     Please   note  that  the  Proxy   Statement/Prospectus   included   in  the
Registration  Statement  also relates to shares of the American  Century  Equity
Growth Fund, a series of American Century  Quantitative Equity Funds, Inc. (1933
Act File No. 33-19589). We are simultaneously filing a registration statement on
Form  N-14  on  behalf   of  that   issuer   that   includes   the  same   Proxy
Statement/Prospectus.

     If you have any  questions  about this filing,  please  contact me at (816)
340-7276.

Sincerely,

/s/ Brian L. Brogan
---------------------------------------
Brian L. Brogan
Vice President and
Associate General Counsel

BLB/dnh